Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurement - $ / shares	Jun. 30, 2023	Mar. 28, 2023	Jan. 05, 2023
Put Option Liability from Smartconn Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	5.06%		4.40%
Share price	$ 0.03		$ 0.11
Put Option Liability from Boxinrui Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	4.94%	3.98%
Share price	$ 0.03	$ 0.09